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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.9%
International 15.5%
Columbia Emerging Markets Fund, Class I Shares (a)	6,585,056	$60,648,369
Columbia European Equity Fund, Class I Shares (a)	14,080,764	98,424,539
Columbia Overseas Value Fund, Class I Shares (a)	13,564,483	115,840,683
Columbia Pacific/Asia Fund, Class I Shares (a)	8,080,595	75,149,535
Total		350,063,126
U.S. Large Cap 39.4%
Columbia Contrarian Core Fund, Class I Shares (a)	6,387,617	143,082,629
Columbia Large Cap Growth Fund, Class I Shares (a)	1,903,850	72,136,862
Columbia Disciplined Core Fund, Class I Shares (a)	13,682,884	136,828,838
Columbia Disciplined Growth Fund, Class I Shares (a)	10,125,007	96,997,568
Columbia Disciplined Value Fund, Class I Shares (a)	19,122,820	183,196,614
Columbia Select Large Cap Equity Fund, Class I Shares (a)	8,876,847	104,480,486
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	4,632,895	83,670,089
Columbia Select Large-Cap Value Fund, Class I Shares (a)	3,110,888	70,617,160
Total		891,010,246
U.S. Small Cap 2.0%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	2,139,295	14,846,706
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	374,757	8,240,910
Columbia Small Cap Core Fund, Class I Shares (a)	648,797	11,658,888
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	387,274	10,692,631
Total		45,439,135
Total Equity Funds (Cost: $1,121,833,469)		$1,286,512,507

Fixed-Income Funds 26.9%
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,736,358	28,923,301
High Yield 8.6%
Columbia High Yield Bond Fund, Class I Shares (a)	22,441,550	64,631,665

	Shares	Value

Fixed-Income Funds (continued)
High Yield (continued)
Columbia Income Opportunities Fund, Class I Shares (a)	13,257,230	$129,257,987
Total		193,889,652
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,217,577	10,544,216
Investment Grade 16.5%
Columbia Corporate Income Fund, Class I Shares (a)	18,167,428	176,587,400
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,014,041	19,677,181
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	28,950,232	158,647,275
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,685,766	18,914,291
Total		373,826,147
Total Fixed-Income Funds (Cost: $620,599,503)		$607,183,316

Alternative Investment Funds 4.1%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	1,105,157	13,505,015
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,278,837
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	3,933,595	38,470,558
Columbia Multi-Asset Income Fund, Class I Shares (a)	3,711,125	35,107,244
Total Alternative Investment Funds (Cost: $92,060,351)		$91,361,654

Issuer	Shares	Value

Common Stocks 1.2%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cie Generale des Etablissements Michelin	742	73,811
Cooper Tire & Rubber Co.	5,125	214,174
Dana Holding Corp.	5,500	92,400
Magna International, Inc.	1,900	100,202
Total		480,587
Automobiles —%
Fuji Heavy Industries Ltd.	2,500	96,684
Peugeot SA (b)	6,014	105,663
Total		202,347

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Diversified Consumer Services —%
Capella Education Co.	1,000	$45,150
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	1,450	199,317
Denny’s Corp. (b)	13,070	143,247
Flight Centre Travel Group Ltd.	1,969	52,973
Isle of Capri Casinos, Inc. (b)	2,200	42,086
Jack in the Box, Inc.	2,580	192,288
Marriott Vacations Worldwide Corp.	2,440	157,136
Papa John’s International, Inc.	100	7,017
Ruth’s Hospitality Group, Inc.	3,030	46,995
Total		841,059
Household Durables —%
Helen of Troy Ltd. (b)	2,125	210,821
Iida Group Holdings Co., Ltd.	3,200	59,977
Persimmon PLC	2,979	91,359
Total		362,157
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	13,100	130,083
PetMed Express, Inc.	4,980	83,764
Total		213,847
Leisure Products —%
Sankyo Co., Ltd.	1,100	42,394
Sturm Ruger & Co., Inc.	3,350	190,749
Total		233,143
Media —%
Gray Television, Inc. (b)	10,300	163,667
Nexstar Broadcasting Group, Inc., Class A	2,210	117,638
Total		281,305
Multiline Retail —%
Marks & Spencer Group PLC	11,400	90,017
Specialty Retail 0.1%
Cato Corp. (The), Class A	5,020	189,555
Children’s Place, Inc. (The)	3,135	168,256
Outerwall, Inc.	2,760	165,600
Total		523,411
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	2,600	66,924
Oxford Industries, Inc.	1,600	116,512
Perry Ellis International, Inc. (b)	1,060	22,758

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc. (b)	5,790	$72,433
Wolverine World Wide, Inc.	8,850	164,344
Total		442,971
TOTAL CONSUMER DISCRETIONARY		3,715,994
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	18,800	93,060
Food & Staples Retailing —%
Alimentation Couche-Tard, Inc., Class B	1,600	68,828
Ingles Markets, Inc., Class A	2,200	109,868
Koninklijke Ahold NV	4,637	94,330
SUPERVALU, Inc. (b)	9,430	61,955
Wal-Mart de Mexico SAB de CV, Class V	36,739	97,309
Total		432,290
Food Products 0.1%
Cal-Maine Foods, Inc.	3,590	191,921
China Milk Products Group Ltd. (b)(c)(d)(e)	322,000	—
Dean Foods Co.	4,100	74,251
JBS SA	6,700	24,757
Sanderson Farms, Inc.	2,500	173,775
WH Group Ltd.	65,500	36,120
Total		500,824
Personal Products —%
Usana Health Sciences, Inc. (b)	1,200	154,320
Tobacco —%
Imperial Tobacco Group PLC	1,968	105,973
Japan Tobacco, Inc.	2,600	89,991
Total		195,964
TOTAL CONSUMER STAPLES		1,376,458
ENERGY —%
Energy Equipment & Services —%
Oil States International, Inc. (b)	3,340	100,233
Oil, Gas & Consumable Fuels —%
Alon USA Energy, Inc.	3,100	51,925
ENI SpA	6,211	101,427
MOL Hungarian Oil and Gas NyRt (b)	300	13,538
Pacific Ethanol, Inc. (b)	12,650	76,027

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. (b)	2,440	$147,230
Polski Koncern Naftowy Orlen SA (b)	4,400	71,471
REX American Resources Corp. (b)	3,545	194,656
Royal Dutch Shell PLC, Class B	4,350	113,904
S-Oil Corp. (b)	1,440	86,122
Total		856,300
TOTAL ENERGY		956,533
FINANCIALS 0.3%
Banks 0.1%
Abu Dhabi Commercial Bank PJSC	7,300	14,819
Banco Latinoamericano de Comercio Exterior SA, Class E	5,150	139,205
Banco Santander Brasil SA	11,900	42,675
Bank of China Ltd., Class H	214,000	100,914
Bank of Communications Co., Ltd., Class H	24,000	17,702
Bank of Montreal	600	34,891
BBCN Bancorp, Inc.	2,600	43,654
Berkshire Hills Bancorp, Inc.	1,060	30,316
Canadian Imperial Bank of Commerce	1,300	99,697
Central Pacific Financial Corp.	7,540	168,594
China Merchants Bank Co., Ltd., Class H	13,000	33,942
Credit Agricole SA	7,532	95,133
Customers Bancorp, Inc. (b)	5,655	155,513
First BanCorp (b)	17,475	66,230
First NBC Bank Holding Co. (b)	4,405	163,822
Hancock Holding Co.	1,900	52,440
Hilltop Holdings, Inc. (b)	500	10,485
HSBC Holdings PLC	17,641	137,829
International Bancshares Corp.	5,290	142,566
KBC Groep NV	629	38,244
Mitsubishi UFJ Financial Group, Inc.	13,800	89,252
Nordea Bank AB (b)	6,470	71,388
Societe Generale SA	288	13,376
Sumitomo Mitsui Financial Group, Inc.	2,500	99,734
Wintrust Financial Corp.	1,115	56,296
Woori Finance Holdings Co., Ltd. (b)	5,352	46,426
Total		1,965,143
Capital Markets —%
Arlington Asset Investment Corp., Class A	8,850	122,573
Cowen Group, Inc., Class A (b)	18,500	77,885
Piper Jaffray Companies (b)	1,100	39,127
Total		239,585

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance —%
Cash America International, Inc.	5,750	$198,547
Nelnet, Inc., Class A	4,000	143,120
Total		341,667
Diversified Financial Services —%
EXOR SpA	1,976	97,998
Insurance 0.1%
Ageas	2,047	90,268
Allianz SE, Registered Shares	687	120,272
American Equity Investment Life Holding Co.	7,440	191,059
Employers Holdings, Inc.	2,545	67,366
HCI Group, Inc.	1,500	65,415
Heritage Insurance Holdings, Inc. (b)	8,820	195,098
Maiden Holdings Ltd.	11,710	182,090
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	456	90,924
Power Corp. of Canada	3,900	87,658
Swiss Re AG	1,077	99,979
Total		1,190,129
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	7,500	114,075
American Assets Trust, Inc.	800	33,728
Apollo Residential Mortgage, Inc.	4,200	54,054
Coresite Realty Corp.	3,600	197,820
CubeSmart	3,500	97,370
CyrusOne, Inc.	6,060	213,797
CYS Investments, Inc.	15,000	115,800
DuPont Fabros Technology, Inc.	6,700	215,003
LaSalle Hotel Properties	6,275	184,548
Ryman Hospitality Properties, Inc.	3,800	199,880
Sovran Self Storage, Inc.	1,300	129,831
STORE Capital Corp.	7,300	165,491
Summit Hotel Properties, Inc.	14,000	183,120
Sun Communities, Inc.	1,330	89,136
Sunstone Hotel Investors, Inc.	13,895	200,922
Total		2,194,575
Real Estate Management & Development —%
Wheelock & Co., Ltd.	11,000	51,272
Thrifts & Mortgage Finance —%
Banc of California, Inc.	6,300	82,152
HomeStreet, Inc. (b)	5,140	107,580

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (b)	20,090	$188,846
Radian Group, Inc.	12,440	180,007
Walker & Dunlop, Inc. (b)	6,790	196,978
Washington Federal, Inc.	7,400	184,556
Total		940,119
TOTAL FINANCIALS		7,020,488
HEALTH CARE 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc. (b)	1,970	63,001
AMAG Pharmaceuticals, Inc. (b)	2,250	90,000
Anacor Pharmaceuticals, Inc. (b)	1,050	118,030
Arena Pharmaceuticals, Inc. (b)	25,860	48,875
ARIAD Pharmaceuticals, Inc. (b)	6,050	41,382
Arrowhead Research Corp. (b)	10,700	55,105
Celldex Therapeutics, Inc. (b)	2,883	34,769
Clovis Oncology, Inc. (b)	610	60,945
Curis, Inc. (b)	24,040	49,042
Dyax Corp. (b)	2,320	63,870
Dynavax Technologies Corp. (b)	2,180	49,508
Insmed, Inc. (b)	2,120	42,061
Insys Therapeutics, Inc. (b)	2,450	63,112
Keryx Biopharmaceuticals, Inc. (b)	7,750	34,720
Merrimack Pharmaceuticals, Inc. (b)	2,885	26,946
Neurocrine Biosciences, Inc. (b)	1,670	81,980
NewLink Genetics Corp. (b)	608	23,268
Novavax, Inc. (b)	6,670	45,022
Portola Pharmaceuticals, Inc. (b)	940	44,753
REGENXBIO, Inc. (b)	886	13,698
Spark Therapeutics, Inc. (b)	1,150	61,985
TESARO, Inc. (b)	1,410	64,113
Ultragenyx Pharmaceutical, Inc. (b)	670	66,564
vTv Therapeutics, Inc., Class A (b)	4,398	32,281
Total		1,275,030
Health Care Equipment & Supplies —%
Analogic Corp.	1,400	122,668
Greatbatch, Inc. (b)	1,100	58,795
LivaNova PLC (b)	2,700	178,956
Merit Medical Systems, Inc. (b)	9,470	175,574
Orthofix International NV (b)	4,100	139,605
Total		675,598
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. (b)	2,100	40,268
LHC Group, Inc. (b)	1,130	50,924
Magellan Health, Inc. (b)	2,600	138,840

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Medipal Holdings Corp. (b)	3,100	$54,101
Molina Healthcare, Inc. (b)	3,000	186,000
Owens & Minor, Inc.	650	23,303
Triple-S Management Corp., Class B (b)	6,670	137,335
WellCare Health Plans, Inc. (b)	1,220	108,092
Total		738,863
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	15,200	139,840
Cambrex Corp. (b)	2,300	105,731
INC Research Holdings, Inc. Class A (b)	4,410	183,941
Total		429,512
Pharmaceuticals —%
GlaxoSmithKline PLC	962	20,746
Lannett Co., Inc. (b)	1,490	66,707
Novo Nordisk A/S, Class B	1,563	83,032
Pernix Therapeutics Holdings, Inc. (b)	9,500	26,695
Roche Holding AG, Genusschein Shares	549	149,053
Sanofi	1,264	127,507
Sucampo Pharmaceuticals, Inc., Class A (b)	7,200	139,392
Teva Pharmaceutical Industries Ltd.	1,428	84,785
Total		697,917
TOTAL HEALTH CARE		3,816,920
INDUSTRIALS 0.1%
Aerospace & Defense —%
Aerojet Rocketdyne Holdings, Inc. (b)	2,800	47,432
Astronics Corp. (b)	275	10,398
Astronics Corp., Class B (b)	161	6,067
Cubic Corp.	3,800	170,430
Moog, Inc., Class A (b)	3,000	185,280
Total		419,607
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	12,660	123,941
Royal Mail PLC	9,142	62,633
Total		186,574
Airlines —%
Hawaiian Holdings, Inc. (b)	700	24,290
Japan Airlines Co., Ltd.	2,200	82,881
Qantas Airways Ltd.	25,803	72,680
Total		179,851

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products —%
Continental Building Product (b)	8,600	$151,102
Patrick Industries, Inc. (b)	2,350	95,363
Total		246,465
Commercial Services & Supplies —%
Deluxe Corp.	3,400	202,470
Interface, Inc.	900	17,595
Quad/Graphics, Inc.	10,200	131,580
West Corp.	800	19,048
Total		370,693
Construction & Engineering —%
EMCOR Group, Inc.	3,500	168,980
Leighton Holdings Ltd.	1,469	28,797
VINCI SA	1,440	96,950
Total		294,727
Electrical Equipment —%
General Cable Corp.	7,800	120,042
OSRAM Licht AG	1,375	80,801
Vestas Wind Systems A/S	1,729	100,772
Total		301,615
Machinery 0.1%
Barnes Group, Inc.	900	33,831
Global Brass & Copper Holdings, Inc.	1,600	35,984
Kadant, Inc.	2,590	106,501
Meritor, Inc. (b)	5,400	58,698
Mueller Industries, Inc.	2,325	73,284
PT United Tractors Tbk	28,700	37,760
Wabash National Corp. (b)	15,000	179,550
Yangzijiang Shipbuilding Holdings Ltd.	69,400	61,776
Total		587,384
Marine —%
Kuehne & Nagel International AG	290	40,182
Matson, Inc.	4,480	205,318
Total		245,500
Professional Services —%
GP Strategies Corp. (b)	420	10,538
Insperity, Inc.	400	18,584
RPX Corp. (b)	10,270	146,245
Total		175,367
Road & Rail —%
ArcBest Corp.	5,740	148,666

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	620	$25,612
TOTAL INDUSTRIALS		3,182,061
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
ADTRAN, Inc.	4,670	72,525
NETGEAR, Inc. (b)	700	28,980
Plantronics, Inc.	700	37,534
Polycom, Inc. (b)	9,500	130,910
Total		269,949
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	1,600	31,648
Checkpoint Systems, Inc.	9,960	74,501
Chimei Innolux Corp. (b)	263,000	88,230
Coherent, Inc. (b)	75	4,065
Hon Hai Precision Industry Co., Ltd.	37,000	98,348
Insight Enterprises, Inc. (b)	2,460	62,484
Littelfuse, Inc.	1,310	130,908
Sanmina Corp. (b)	9,450	195,332
SYNNEX Corp.	2,050	181,302
Tech Data Corp. (b)	2,700	196,533
Vishay Intertechnology, Inc.	4,100	43,460
Total		1,106,811
Internet Software & Services 0.1%
Constant Contact, Inc. (b)	6,060	158,166
DHI Group, Inc. (b)	4,690	42,445
EarthLink Holdings Corp.	20,950	179,123
LogMeIn, Inc. (b)	2,965	199,722
RetailMeNot, Inc. (b)	13,790	121,214
Web.com Group, Inc. (b)	3,775	88,599
Total		789,269
IT Services —%
CGI Group, Inc., Class A (b)	1,400	52,002
Convergys Corp.	8,500	218,195
CSG Systems International, Inc.	1,400	46,928
Euronet Worldwide, Inc. (b)	2,000	160,480
EVERTEC, Inc.	2,900	52,896
NeuStar, Inc., Class A (b)	6,200	168,578
Total		699,079
Semiconductors & Semiconductor Equipment —%
Advanced Energy Industries, Inc. (b)	800	22,624
Amkor Technology, Inc. (b)	31,620	196,676
Diodes, Inc. (b)	6,500	148,850

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (b)	3,860	$138,999
Xcerra Corp. (b)	13,620	94,523
Total		601,672
Software —%
Aspen Technology, Inc. (b)	5,180	214,400
AVG Technologies NV (b)	7,260	172,062
Gigamon, Inc. (b)	3,600	94,428
Progress Software Corp. (b)	5,960	144,709
Total		625,599
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	2,000	17,899
Foxconn Technology Co., Ltd. (b)	21,000	55,005
FUJIFILM Holdings Corp.	2,400	95,733
Total		168,637
TOTAL INFORMATION TECHNOLOGY		4,261,016
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	6,910	220,705
Hanwha Corp. (b)	849	27,840
Innophos Holdings, Inc.	500	21,245
Innospec, Inc.	3,555	196,378
Mitsubishi Chemical Holdings Corp.	16,400	102,198
Total		568,366
Construction Materials —%
US Concrete, Inc. (b)	1,600	88,736
Metals & Mining —%
Commercial Metals Co.	2,700	38,799
Eregli Demir ve Celik Fabrikalari TAS (b)	39,317	55,832
Materion Corp.	4,540	136,881
MMC Norilsk Nickel PJSC (b)	70	10,403
Rio Tinto PLC	2,931	106,821
Severstal PAO (b)	3,086	35,869
Total		384,605
Paper & Forest Products —%
Clearwater Paper Corp. (b)	1,000	50,430
UPM-Kymmene OYJ	5,077	95,046
Total		145,476
TOTAL MATERIALS		1,187,183

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
China Telecom Corp., Ltd., Class H	88,000	$45,903
General Communication, Inc., Class A (b)	7,390	150,497
Nippon Telegraph & Telephone Corp.	2,600	95,320
Telstra Corp., Ltd.	2,420	9,273
Turk Telekomunikasyon AS	10,021	21,620
Total		322,613
Wireless Telecommunication Services —%
China Mobile Ltd.	9,000	107,909
Shenandoah Telecommunications Co.	1,900	88,901
Vodacom Group Ltd.	556	6,018
Total		202,828
TOTAL TELECOMMUNICATION SERVICES		525,441
UTILITIES —%
Electric Utilities —%
Chubu Electric Power Co., Inc.	500	7,691
Endesa SA	3,935	87,496
IDACORP, Inc.	2,100	140,385
Korea Electric Power Corp. (b)	2,076	93,471
Transmissora Alianca de Energia Eletrica SA	5,600	28,896
Total		357,939
Gas Utilities —%
Chesapeake Utilities Corp.	2,100	109,641
New Jersey Resources Corp.	5,210	165,053
Southwest Gas Corp.	3,390	208,349
WGL Holdings, Inc.	2,200	136,906
Total		619,949
Independent Power and Renewable Electricity Producers —%
China Power International Development Ltd.	9,000	5,656
Water Utilities —%
SJW Corp.	3,080	97,729
TOTAL UTILITIES		1,081,273
Total Common Stocks (Cost: $28,185,290)		$27,123,367

	Shares	Value

Money Market Funds 10.6%
Columbia Short-Term Cash Fund, 0.159% (a)(f)	240,461,322	$240,461,322
Total Money Market Funds (Cost: $240,461,322)		$240,461,322

Total Investments
(Cost: $2,103,139,935) (g)	$2,252,642,166(h)
Other Assets & Liabilities, Net	7,059,103
Net Assets	$2,259,701,269

At October 31, 2015, cash totaling $7,849,400 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	11/24/2015	350,000 BRL	86,630 USD	—	(3,471)
Citi	11/24/2015	84,000 CAD	63,461 USD	—	(770)
Citi	11/24/2015	131,000 CNY	20,471 USD	—	(187)
Citi	11/24/2015	723,000 DKK	108,640 USD	1,988	—
Citi	11/24/2015	68,000 EUR	76,465 USD	1,669	—
Citi	11/24/2015	242,000 ILS	61,938 USD	—	(615)
Citi	11/24/2015	65,470,000 KRW	55,051 USD	—	(2,281)
Citi	11/24/2015	376,000 MXN	22,066 USD	—	(661)
Citi	11/24/2015	206,000 PLN	54,209 USD	938	—
Citi	11/24/2015	35,000 TRY	11,963 USD	32	—
Citi	11/24/2015	51,000 TRY	16,550 USD	—	(836)
Citi	11/24/2015	3,641,000 TWD	110,069 USD	—	(2,048)
Citi	11/24/2015	98,796 USD	141,000 AUD	1,642	—
Citi	11/24/2015	103,810 USD	101,000 CHF	—	(1,564)
Citi	11/24/2015	115,294 USD	76,000 GBP	1,852	—
Citi	11/24/2015	29,292 USD	19,000 GBP	—	(6)
Citi	11/24/2015	99,167 USD	6,560,000 INR	833	—
Citi	11/24/2015	49,042 USD	5,886,000 JPY	—	(256)
Citi	11/24/2015	38,824 USD	171,000 MYR	925	—
Citi	11/24/2015	21,735 USD	185,000 NOK	30	—
Citi	11/24/2015	17,685 USD	809,000 PHP	—	(414)
Citi	11/24/2015	34,229 USD	286,000 SEK	—	(738)
Citi	11/24/2015	27,445 USD	1,003,000 THB	733	—
Citi	11/24/2015	77,233 USD	1,081,000 ZAR	597	—
Total				11,239	(13,847)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	225	USD	26,061,750	12/2015	95,060	—
S&P MID 400 EMINI	174	USD	25,080,360	12/2015	540,604	—
S&P500 EMINI FUT	961	USD	99,641,285	12/2015	5,934,214	—
US 10YR NOTE (CBT)	400	USD	51,075,000	12/2015	—	(491,814)
US LONG BOND(CBT)	45	USD	7,039,688	12/2015	—	(42,675)
US LONG BOND(CBT)	20	USD	3,128,750	12/2015	3,870	—
US ULTRA BOND (CBT)	45	USD	7,188,750	12/2015	—	(19,773)
US ULTRA BOND (CBT)	25	USD	3,993,750	12/2015	—	(14,693)
Total			223,209,333		6,573,748	(568,955)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	12,674,212	29,198	(1,776,706)	235,340	11,162,044	—	—	13,505,015
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,038,585	66	(22,852,035)	(1,186,616)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	19,426,328	1,190,627	(19,989,223)	(627,732)	—	1,190,621	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,278,837
Columbia Contrarian Core Fund, Class I Shares	156,957,016	34,267	(61,301,349)	21,133,878	116,823,812	—	—	143,082,629
Columbia Corporate Income Fund, Class I Shares	182,451,896	4,789,993	(4,422,234)	(119,148)	182,700,507	—	4,560,401	176,587,400
Columbia Diversified Absolute Return Fund, Class I Shares	—	40,336,067	(981,290)	(18,831)	39,335,946	—	—	38,470,558
Columbia Emerging Markets Bond Fund, Class I Shares	30,708,946	580,633	(232,259)	(20,817)	31,036,503	—	541,637	28,923,301
Columbia Emerging Markets Fund, Class I Shares	59,676,295	8,663,807	(3,884,940)	(24,187)	64,430,975	—	—	60,648,369
Columbia European Equity Fund, Class I Shares	104,226,262	50,062	(15,763,615)	3,792,973	92,305,682	—	—	98,424,539
Columbia High Yield Bond Fund, Class I Shares	22,852,644	45,735,109	(2,327,800)	63,798	66,323,751	—	2,406,134	64,631,665
Columbia Income Opportunities Fund, Class I Shares	131,034,808	4,879,335	(7,009,435)	455,794	129,360,502	—	4,824,517	129,257,987
Columbia Inflation Protected Securities Fund, Class I Shares	8,766,016	3,367,331	(926,189)	(38,665)	11,168,493	—	—	10,544,216
Columbia International Bond Fund, Class I Shares	21,408,707	12	(20,460,659)	(948,060)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	50,390,756	15,788	(8,865,580)	5,278,838	46,819,802	—	—	72,136,862
Columbia Disciplined Core Fund, Class I Shares	91,004,253	25,207	(8,558,820)	3,579,287	86,049,927	—	—	136,828,838
Columbia Disciplined Growth Fund, Class I Shares	97,761,238	20,912	(9,186,174)	821,524	89,417,500	—	—	96,997,568
Columbia Disciplined Value Fund, Class I Shares	179,875,887	32,827	(3,985,832)	140,103	176,062,985	—	—	183,196,614
Columbia Mortgage Opportunities Fund, Class I Shares	20,980,286	669,926	(1,518,491)	4,627	20,136,348	—	641,886	19,677,181
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	10,313,360	4,042	(704,170)	415,502	10,028,734	—	—	14,846,706
Columbia Multi-Asset Income Fund, Class I Shares	—	37,062,361	—	—	37,062,361	—	1,139,361	35,107,244
Columbia Overseas Value Fund, Class I Shares	128,278,620	77,576	(11,088,589)	1,362,489	118,630,096	—	—	115,840,683
Columbia Pacific/Asia Fund, Class I Shares	68,275,679	581,776	(6,309,564)	1,703,543	64,251,434	209,232	261,198	75,149,535
Columbia Select Large Cap Equity Fund, Class I Shares	50,300,368	64,029,220	(3,712,497)	(342,498)	110,274,593	4,913,218	656,655	104,480,486
Columbia Select Large Cap Growth Fund, Class I Shares	68,754,909	4,910,638	(11,078,268)	3,201,668	65,788,947	4,895,906	—	83,670,089
Columbia Select Large-Cap Value Fund, Class I Shares	51,591,866	27,537	(1,673,804)	737,839	50,683,438	—	—	70,617,160
Columbia Select Smaller-Cap Value Fund, Class I Shares	8,607,895	2,365	(950,972)	213,747	7,873,035	—	—	8,240,910
Columbia Short-Term Cash Fund	338,213,798	184,500,330	(282,252,806)	—	240,461,322	—	259,648	240,461,322

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Small Cap Core Fund, Class I Shares	11,508,308	6,985	(608,671)	76,835	10,983,457	—	—	11,658,888
Columbia Small Cap Growth Fund I, Class I Shares	13,576,154	2,357	(2,333,981)	164,522	11,409,052	—	—	10,692,631
Columbia U.S. Government Mortgage Fund, Class I Shares	167,893,644	3,840,317	(11,038,768)	68,865	160,764,058	—	3,765,411	158,647,275
Columbia U.S. Treasury Index Fund, Class I Shares	20,028,037	239,433	(1,111,192)	(46,937)	19,109,341	—	209,208	18,914,291
Total	2,151,576,773	410,206,104	(526,905,913)	40,077,681	2,074,954,645	11,208,977	19,266,056	2,225,518,799

(b)	Non-income producing investment.
(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $0, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-2010	172,880

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(g)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $2,103,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$181,508,000
Unrealized Depreciation	(32,006,000)
Net Unrealized Appreciation	$149,502,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PLN	Polish Zloty
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Equity Funds	1,286,512,507	—	—		1,286,512,507
Fixed-Income Funds	607,183,316	—	—		607,183,316
Alternative Investment Funds	91,361,654	—	—		91,361,654
Common Stocks
Consumer Discretionary	3,103,116	612,878	—		3,715,994
Consumer Staples	1,050,044	326,414	0	(a)	1,376,458
Energy	570,071	386,462	—		956,533
Financials	5,711,016	1,309,472	—		7,020,488
Health Care	3,257,428	559,492	—		3,816,920
Industrials	2,516,829	665,232	—		3,182,061
Information Technology	3,905,801	355,215	—		4,261,016
Materials	753,174	434,009	—		1,187,183
Telecommunication Services	239,398	286,043	—		525,441
Utilities	886,959	194,314	—		1,081,273
Total Common Stocks	21,993,836	5,129,531	0	(a)	27,123,367
Money Market Funds	—	240,461,322	—		240,461,322
Total Investments	2,007,051,313	245,590,853	0	(a)	2,252,642,166
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	11,239	—		11,239
Futures Contracts	6,573,748	—	—		6,573,748
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,847)	—		(13,847)
Futures Contracts	(568,955)	—	—		(568,955)
Total	2,013,056,106	245,588,245	0	(a)	2,258,644,351

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	338,213,798	338,213,798	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.8%
International 7.5%
Columbia European Equity Fund, Class I Shares (a)	2,866,336	$20,035,688
Columbia Overseas Value Fund, Class I Shares (a)	3,149,206	26,894,218
Columbia Pacific/Asia Fund, Class I Shares (a)	196,453	1,827,019
Total		48,756,925
U.S. Large Cap 21.7%
Columbia Contrarian Core Fund, Class I Shares (a)	1,026,394	22,991,221
Columbia Large Cap Growth Fund, Class I Shares (a)	423,789	16,057,378
Columbia Disciplined Core Fund, Class I Shares (a)	2,710,801	27,108,007
Columbia Disciplined Growth Fund, Class I Shares (a)	2,392,208	22,917,351
Columbia Disciplined Value Fund, Class I Shares (a)	4,087,118	39,154,588
Columbia Select Large Cap Equity Fund, Class I Shares (a)	1,170,552	13,777,405
Total		142,005,950
U.S. Small Cap 1.6%
Columbia Small Cap Core Fund, Class I Shares (a)	592,788	10,652,396
Total Equity Funds (Cost: $179,033,391)		$201,415,271

Fixed-Income Funds 55.6%
Emerging Markets 2.2%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,330,858	14,067,169
High Yield 4.7%
Columbia Income Opportunities Fund, Class I Shares (a)	3,180,039	31,005,382
Inflation Protected Securities 2.2%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	141,216	1,348,615
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,540,476	13,340,520
Total		14,689,135
Investment Grade 46.5%
Columbia Corporate Income Fund, Class I Shares (a)	12,266,601	119,231,365
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,591,187	44,167,217

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Mortgage Opportunities Fund, Class I Shares (a)	1,006,332	$9,831,865
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	17,483,550	95,809,853
Columbia U.S. Treasury Index Fund, Class I Shares (a)	3,089,094	34,659,636
Total		303,699,936
Total Fixed-Income Funds (Cost: $373,843,730)		$363,461,622

Alternative Investment Funds 5.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	208,500	2,547,873
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,278,837
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	1,451,150	14,192,247
Columbia Multi-Asset Income Fund, Class I Shares (a)	1,428,437	13,513,010
Total Alternative Investment Funds (Cost: $35,383,984)		$34,531,967

Issuer	Shares	Value

Common Stocks 1.5%

CONSUMER DISCRETIONARY 0.2%
Auto Components 0.1%
Bridgestone Corp.	1,900	69,675
Cie Generale des Etablissements Michelin	1,000	99,476
Continental AG	370	88,848
Cooper Tire & Rubber Co.	935	39,073
Dana Holding Corp.	1,025	17,220
Total		314,292
Automobiles —%
Fuji Heavy Industries Ltd.	2,500	96,684
Peugeot SA (b)	6,000	105,417
Total		202,101
Diversified Consumer Services —%
Capella Education Co.	175	7,901
Hotels, Restaurants & Leisure —%
Cracker Barrel Old Country Store, Inc.	270	37,114
Denny’s Corp. (b)	2,420	26,523
Flight Centre Travel Group Ltd.	2,500	67,259
Isle of Capri Casinos, Inc. (b)	400	7,652

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.	475	$35,402
Marriott Vacations Worldwide Corp.	445	28,658
Papa John’s International, Inc.	25	1,754
Ruth’s Hospitality Group, Inc.	525	8,143
Total		212,505
Household Durables 0.1%
Helen of Troy Ltd. (b)	400	39,684
Iida Group Holdings Co., Ltd.	4,700	88,091
Persimmon PLC	3,000	92,003
Total		219,778
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	2,385	23,683
PetMed Express, Inc.	870	14,633
Total		38,316
Leisure Products —%
Sturm Ruger & Co., Inc.	615	35,018
Media —%
Gray Television, Inc. (b)	1,900	30,191
Nexstar Broadcasting Group, Inc., Class A	410	21,824
WPP PLC	500	11,209
Total		63,224
Multiline Retail —%
Marks & Spencer Group PLC	5,900	46,588
Specialty Retail —%
Cato Corp. (The), Class A	920	34,739
Children’s Place, Inc. (The)	575	30,861
Outerwall, Inc.	520	31,200
Total		96,800
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	500	12,870
Oxford Industries, Inc.	290	21,118
Perry Ellis International, Inc. (b)	200	4,294
Vera Bradley, Inc. (b)	1,050	13,136
Wolverine World Wide, Inc.	1,625	30,176
Total		81,594
TOTAL CONSUMER DISCRETIONARY		1,318,117
CONSUMER STAPLES 0.1%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	400	19,976

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Jeronimo Martins SGPS SA	4,700	$65,973
Koninklijke Ahold NV	4,700	95,611
SUPERVALU, Inc. (b)	1,750	11,497
Wesfarmers Ltd.	400	11,186
Total		204,243
Food Products 0.1%
Cal-Maine Foods, Inc.	650	34,749
Dean Foods Co.	800	14,488
Nestlé SA, Registered Shares	1,475	112,652
Sanderson Farms, Inc.	450	31,279
WH Group Ltd. (b)	142,500	78,581
Total		271,749
Household Products —%
Reckitt Benckiser Group PLC	1,175	114,669
Personal Products —%
Usana Health Sciences, Inc. (b)	215	27,649
Tobacco —%
Imperial Tobacco Group PLC	2,050	110,389
Japan Tobacco, Inc.	2,900	100,374
Total		210,763
TOTAL CONSUMER STAPLES		829,073
ENERGY 0.1%
Energy Equipment & Services —%
Oil States International, Inc. (b)	620	18,606
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	600	10,050
Caltex Australia Ltd.	3,700	82,829
ENI SpA	6,500	106,147
OMV AG	1,200	31,953
Pacific Ethanol, Inc. (b)	2,375	14,274
PDC Energy, Inc. (b)	455	27,455
REX American Resources Corp. (b)	650	35,691
Royal Dutch Shell PLC, Class B	2,700	70,699
Total		379,098
TOTAL ENERGY		397,704
FINANCIALS 0.4%
Banks 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	950	25,679

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
BBCN Bancorp, Inc.	500	$8,395
Berkshire Hills Bancorp, Inc.	190	5,434
Central Pacific Financial Corp.	1,380	30,857
Credit Agricole SA	7,600	95,992
Customers Bancorp, Inc. (b)	1,035	28,462
First BanCorp (b)	3,175	12,033
First NBC Bank Holding Co. (b)	810	30,124
Hancock Holding Co.	350	9,660
Hilltop Holdings, Inc. (b)	50	1,049
HSBC Holdings PLC	19,900	155,478
International Bancshares Corp.	920	24,794
KBC Groep NV	1,400	85,122
Mitsubishi UFJ Financial Group, Inc.	18,100	117,062
Nordea Bank AB (b)	8,800	97,096
Societe Generale SA	350	16,255
Sumitomo Mitsui Financial Group, Inc.	2,850	113,697
Westpac Banking Corp.	3,400	75,732
Westpac Banking Corp. (b)	196	4,256
Wintrust Financial Corp.	215	10,855
Total		948,032
Capital Markets —%
3i Group PLC	12,300	94,748
Arlington Asset Investment Corp., Class A	1,620	22,437
Cowen Group, Inc., Class A (b)	3,400	14,314
Piper Jaffray Companies (b)	200	7,114
Total		138,613
Consumer Finance —%
Cash America International, Inc.	1,050	36,256
Nelnet, Inc., Class A	750	26,835
Total		63,091
Diversified Financial Services —%
EXOR SpA	1,950	96,709
Insurance 0.1%
Ageas	2,050	90,401
Allianz SE, Registered Shares	750	131,301
American Equity Investment Life Holding Co.	1,360	34,925
AXA SA	700	18,682
CNP Assurances	2,600	37,087
Employers Holdings, Inc.	450	11,911
HCI Group, Inc.	250	10,903
Heritage Insurance Holdings, Inc. (b)	1,600	35,392

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Maiden Holdings Ltd.	2,115	$32,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	510	101,691
Swiss Life Holding AG, Registered Shares	50	11,914
Swiss Re AG	1,100	102,114
Total		619,209
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	1,375	20,914
American Assets Trust, Inc.	150	6,324
Apollo Residential Mortgage, Inc.	800	10,296
Coresite Realty Corp.	670	36,816
CubeSmart	650	18,083
CyrusOne, Inc.	1,140	40,219
CYS Investments, Inc.	2,700	20,844
DuPont Fabros Technology, Inc.	1,200	38,508
LaSalle Hotel Properties	1,150	33,821
Ryman Hospitality Properties, Inc.	700	36,820
Sovran Self Storage, Inc.	235	23,469
STORE Capital Corp.	1,350	30,605
Summit Hotel Properties, Inc.	2,600	34,008
Sun Communities, Inc.	230	15,415
Sunstone Hotel Investors, Inc.	2,545	36,801
Total		402,943
Real Estate Management & Development —%
Hysan Development Co., Ltd.	7,000	31,049
Wheelock & Co., Ltd.	13,000	60,594
Total		91,643
Thrifts & Mortgage Finance —%
Banc of California, Inc.	1,175	15,322
HomeStreet, Inc. (b)	925	19,360
MGIC Investment Corp. (b)	3,680	34,592
Radian Group, Inc.	2,280	32,992
Walker & Dunlop, Inc. (b)	1,250	36,262
Washington Federal, Inc.	1,375	34,293
Total		172,821
TOTAL FINANCIALS		2,533,061
HEALTH CARE 0.2%
Biotechnology —%
Alder Biopharmaceuticals, Inc. (b)	365	11,673
AMAG Pharmaceuticals, Inc. (b)	410	16,400
Anacor Pharmaceuticals, Inc. (b)	190	21,358
Arena Pharmaceuticals, Inc. (b)	4,805	9,081

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
ARIAD Pharmaceuticals, Inc. (b)	1,120	$7,661
Arrowhead Research Corp. (b)	1,900	9,785
Celldex Therapeutics, Inc. (b)	530	6,392
Clovis Oncology, Inc. (b)	110	10,990
Curis, Inc. (b)	4,405	8,986
Dyax Corp. (b)	425	11,700
Dynavax Technologies Corp. (b)	390	8,857
Insmed, Inc. (b)	390	7,738
Insys Therapeutics, Inc. (b)	450	11,592
Keryx Biopharmaceuticals, Inc. (b)	1,420	6,362
Merrimack Pharmaceuticals, Inc. (b)	522	4,875
Neurocrine Biosciences, Inc. (b)	315	15,463
NewLink Genetics Corp. (b)	114	4,363
Novavax, Inc. (b)	1,260	8,505
Portola Pharmaceuticals, Inc. (b)	180	8,570
REGENXBIO, Inc. (b)	163	2,520
Spark Therapeutics, Inc. (b)	215	11,588
TESARO, Inc. (b)	260	11,822
Ultragenyx Pharmaceutical, Inc. (b)	120	11,922
vTv Therapeutics, Inc., Class A (b)	806	5,916
Total		234,119
Health Care Equipment & Supplies —%
Analogic Corp.	275	24,096
Greatbatch, Inc. (b)	205	10,957
LivaNova PLC (b)	475	31,483
Merit Medical Systems, Inc. (b)	1,720	31,889
Orthofix International NV (b)	765	26,048
Total		124,473
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. (b)	1,700	32,598
LHC Group, Inc. (b)	200	9,013
Magellan Health, Inc. (b)	475	25,365
Medipal Holdings Corp. (b)	5,400	94,241
Molina Healthcare, Inc. (b)	550	34,100
Owens & Minor, Inc.	100	3,585
Triple-S Management Corp., Class B (b)	1,225	25,223
WellCare Health Plans, Inc. (b)	225	19,935
Total		244,060
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	2,800	25,760
Cambrex Corp. (b)	420	19,308
INC Research Holdings, Inc. Class A (b)	830	34,619
Total		79,687

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	6,500	$140,177
Lannett Co., Inc. (b)	285	12,760
Novartis AG, Registered Shares	175	15,853
Pernix Therapeutics Holdings, Inc. (b)	1,700	4,777
Roche Holding AG, Genusschein Shares	370	100,455
Sanofi	1,400	141,226
Shire PLC	1,050	79,517
Sucampo Pharmaceuticals, Inc., Class A (b)	1,300	25,168
Teva Pharmaceutical Industries Ltd.	1,600	94,997
Total		614,930
TOTAL HEALTH CARE		1,297,269
INDUSTRIALS 0.2%
Aerospace & Defense —%
Aerojet Rocketdyne Holdings, Inc. (b)	500	8,470
Astronics Corp. (b)	45	1,701
Astronics Corp., Class B (b)	29	1,101
Cubic Corp.	700	31,395
Moog, Inc., Class A (b)	545	33,659
Total		76,326
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	2,320	22,713
Royal Mail PLC	2,200	15,072
Total		37,785
Airlines —%
Hawaiian Holdings, Inc. (b)	150	5,205
Japan Airlines Co., Ltd.	2,200	82,881
Qantas Airways Ltd.	24,039	67,710
Total		155,796
Building Products —%
Continental Building Product (b)	1,565	27,497
Patrick Industries, Inc. (b)	425	17,247
Total		44,744
Commercial Services & Supplies —%
Deluxe Corp.	625	37,219
Interface, Inc.	200	3,910
Quad/Graphics, Inc.	1,890	24,381
West Corp.	150	3,571
Total		69,081
Construction & Engineering 0.1%
EMCOR Group, Inc.	630	30,416
Leighton Holdings Ltd.	2,600	50,968

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
VINCI SA	1,500	$100,990
Total		182,374
Electrical Equipment 0.1%
General Cable Corp.	1,400	21,546
OSRAM Licht AG	1,650	96,961
Prysmian SpA	800	17,276
Vestas Wind Systems A/S	1,750	101,997
Total		237,780
Machinery —%
Barnes Group, Inc.	150	5,638
Global Brass & Copper Holdings, Inc.	300	6,747
Kadant, Inc.	455	18,710
Meritor, Inc. (b)	1,000	10,870
Mueller Industries, Inc.	425	13,396
Wabash National Corp. (b)	2,775	33,217
Yangzijiang Shipbuilding Holdings Ltd.	90,600	80,647
Total		169,225
Marine —%
Kuehne & Nagel International AG	650	90,062
Matson, Inc.	830	38,039
Total		128,101
Professional Services —%
GP Strategies Corp. (b)	65	1,631
Insperity, Inc.	100	4,646
RPX Corp. (b)	1,880	26,771
Total		33,048
Road & Rail —%
ArcBest Corp.	1,060	27,454
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	115	4,751
ITOCHU Corp.	3,600	45,047
Total		49,798
TOTAL INDUSTRIALS		1,211,512
INFORMATION TECHNOLOGY 0.1%
Communications Equipment —%
ADTRAN, Inc.	860	13,356
NETGEAR, Inc. (b)	150	6,210
Plantronics, Inc.	125	6,703
Polycom, Inc. (b)	1,775	24,459
Total		50,728

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc. (b)	300	$5,934
Checkpoint Systems, Inc.	1,800	13,464
Coherent, Inc. (b)	10	542
Insight Enterprises, Inc. (b)	435	11,049
Littelfuse, Inc.	250	24,983
Sanmina Corp. (b)	1,700	35,139
SYNNEX Corp.	375	33,165
Tech Data Corp. (b)	500	36,395
Vishay Intertechnology, Inc.	800	8,480
Total		169,151
Internet Software & Services —%
Constant Contact, Inc. (b)	1,100	28,710
DHI Group, Inc. (b)	860	7,783
EarthLink Holdings Corp.	3,800	32,490
LogMeIn, Inc. (b)	550	37,048
RetailMeNot, Inc. (b)	2,485	21,843
Web.com Group, Inc. (b)	725	17,016
Total		144,890
IT Services —%
Convergys Corp.	1,500	38,505
CSG Systems International, Inc.	250	8,380
Euronet Worldwide, Inc. (b)	375	30,090
EVERTEC, Inc.	500	9,120
NeuStar, Inc., Class A (b)	1,165	31,676
Total		117,771
Semiconductors & Semiconductor Equipment 0.1%
Advanced Energy Industries, Inc. (b)	150	4,242
Amkor Technology, Inc. (b)	5,790	36,014
Diodes, Inc. (b)	1,175	26,907
Microsemi Corp. (b)	675	24,307
STMicroelectronics NV	10,700	73,726
Xcerra Corp. (b)	2,495	17,315
Total		182,511
Software —%
Aspen Technology, Inc. (b)	950	39,320
AVG Technologies NV (b)	1,330	31,521
Gigamon, Inc. (b)	650	17,050
Progress Software Corp. (b)	1,100	26,708
Total		114,599
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	2,800	83,614

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
FUJIFILM Holdings Corp.	2,450	$97,727
Total		181,341
TOTAL INFORMATION TECHNOLOGY		960,991
MATERIALS 0.1%
Chemicals 0.1%
BASF SE (b)	500	40,962
Chemtura Corp. (b)	1,260	40,244
Innophos Holdings, Inc.	100	4,249
Innospec, Inc.	660	36,458
Mitsubishi Chemical Holdings Corp.	16,400	102,198
Total		224,111
Construction Materials —%
Fletcher Building Ltd.	4,600	23,169
US Concrete, Inc. (b)	300	16,638
Total		39,807
Metals & Mining —%
Commercial Metals Co.	500	7,185
Materion Corp.	805	24,271
Rio Tinto PLC	3,100	112,980
Total		144,436
Paper & Forest Products —%
Clearwater Paper Corp. (b)	190	9,582
UPM-Kymmene OYJ	5,600	104,837
Total		114,419
TOTAL MATERIALS		522,773
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
General Communication, Inc., Class A (b)	1,355	27,595
Nippon Telegraph & Telephone Corp.	2,800	102,652
Telenor ASA	3,500	66,031
Telstra Corp., Ltd.	22,200	85,062
Total		281,340
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	350	16,377
TOTAL TELECOMMUNICATION SERVICES		297,717

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	5,700	$87,683
Endesa SA	3,900	86,717
IDACORP, Inc.	385	25,737
Tokyo Electric Power Co., Inc. (b)	7,200	49,115
Total		249,252
Gas Utilities —%
Chesapeake Utilities Corp.	375	19,579
New Jersey Resources Corp.	955	30,254
Southwest Gas Corp.	630	38,720
WGL Holdings, Inc.	400	24,892
Total		113,445
Water Utilities —%
SJW Corp.	565	17,927
TOTAL UTILITIES		380,624
Total Common Stocks (Cost: $9,528,227)		$9,748,841

	Shares	Value

Money Market Funds 6.6%
Columbia Short-Term Cash Fund, 0.159% (a)(c)	43,128,005	$43,128,005
Total Money Market Funds (Cost: $43,128,005)		$43,128,005
Total Investments (Cost: $640,917,337) (d)		$652,285,706(e)
Other Assets & Liabilities, Net		1,467,473
Net Assets		$653,753,179

At October 31, 2015, cash totaling $1,469,235 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	11/24/2015	75,000 AUD	52,522 USD	—	(902)
Barclays	11/24/2015	111,000 EUR	124,817 USD	2,724	—
Barclays	11/24/2015	213,000 ILS	54,271 USD	—	(786)
Barclays	11/24/2015	1,650,000 JPY	13,772 USD	96	—
Barclays	11/24/2015	322,000 NOK	37,851 USD	—	(32)
Barclays	11/24/2015	120,644 USD	117,000 CHF	—	(2,201)
Barclays	11/24/2015	17,014 USD	11,000 GBP	—	(58)
Barclays	11/24/2015	148,943 USD	98,000 GBP	2,114	—
Barclays	11/24/2015	48,617 USD	408,000 SEK	—	(840)
Total				4,934	(4,819)

Futures Contracts Outstanding at October 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	20	USD	2,882,800	12/2015	62,138	—
S&P500 EMINI FUT	120	USD	12,442,200	12/2015	741,005	—
SPI 200 FUTURES	28	AUD	2,613,654	12/2015	92,985	—
TOPIX INDX FUTR	30	JPY	3,874,617	12/2015	338,612	—
US 10YR NOTE (CBT)	145	USD	18,514,688	12/2015	—	(92,448)
US 5YR NOTE (CBT)	60	USD	7,186,406	12/2015	—	(57,302)
US 5YR NOTE (CBT)	14	USD	1,676,828	12/2015	—	(1,556)
US LONG BOND(CBT)	12	USD	1,877,250	12/2015	—	(11,380)
US LONG BOND(CBT)	20	USD	3,128,750	12/2015	3,870	—
US ULTRA BOND CBT	12	USD	1,917,000	12/2015	—	(5,273)
US ULTRA BOND CBT	15	USD	2,396,250	12/2015	—	(8,816)
Total			58,510,443		1,238,610	(176,775)

Notes to Portfolio of Investments

(a)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	2,405,924	54,238	(402,016)	50,912	2,109,058	—	—	2,547,873
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	11,047,318	11,523	(10,506,731)	(552,110)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	15,378,197	983,780	(15,856,276)	(505,701)	—	—	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,278,837
Columbia Contrarian Core Fund, Class I Shares	23,146,263	310,480	(10,547,065)	4,281,833	17,191,511	—	—	22,991,221
Columbia Corporate Income Fund, Class I Shares	137,668,717	4,380,434	(18,063,266)	(91,915)	123,893,970	—	3,409,683	119,231,365
Columbia Diversified Absolute Return Fund, Class I Shares	—	15,048,620	(537,018)	(2,224)	14,509,378	—	—	14,192,247
Columbia Emerging Markets Bond Fund, Class I Shares	19,005,223	570,644	(4,236,314)	(175,573)	15,163,980	—	278,721	14,067,169
Columbia European Equity Fund, Class I Shares	21,306,614	643,811	(3,444,975)	738,225	19,243,675	—	—	20,035,688
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,525,553	125,915	(238,114)	(4,660)	1,408,694	—	51,652	1,348,615

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Income Opportunities Fund, Class I Shares	28,438,560	4,948,172	(2,381,164)	101,599	31,107,167	—	1,152,454	31,005,382
Columbia Inflation Protected Securities Fund, Class I Shares	15,451,697	216,605	(269,990)	(41,824)	15,356,488	—	—	13,340,520
Columbia International Bond Fund, Class I Shares	3,676,343	—	(3,513,004)	(163,339)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	12,692,142	350,668	(2,766,462)	1,215,680	11,492,028	—	—	16,057,378
Columbia Disciplined Core Fund, Class I Shares	20,558,502	272,108	(2,224,722)	981,800	19,587,688	—	—	27,108,007
Columbia Disciplined Growth Fund, Class I Shares	22,245,816	219,326	(2,625,262)	528,252	20,368,132	—	—	22,917,351
Columbia Disciplined Value Fund, Class I Shares	38,613,588	455,402	(1,716,149)	74,723	37,427,564	—	—	39,154,588
Columbia Limited Duration Credit Fund, Class I Shares	46,438,690	1,098,058	(2,812,141)	50,256	44,774,863	—	830,725	44,167,217
Columbia Mortgage Opportunities Fund, Class I Shares	—	10,874,535	(784,312)	(386)	10,089,837	—	284,064	9,831,865
Columbia Multi-Asset Income Fund, Class I Shares	—	14,265,548	—	—	14,265,548	—	438,548	13,513,010
Columbia Overseas Value Fund, Class I Shares	30,566,410	435,052	(3,655,411)	49,944	27,395,995	—	—	26,894,218
Columbia Pacific/Asia Fund, Class I Shares	3,791,988	315,389	(2,489,515)	140,728	1,758,590	—	11,461	1,827,019
Columbia Select Large Cap Equity Fund, Class I Shares	—	14,364,558	—	—	14,364,558	194,528	65,143	13,777,405
Columbia Short-Term Cash Fund	81,183,164	55,269,454	(93,324,613)	—	43,128,005	—	60,511	43,128,005
Columbia Small Cap Core Fund, Class I Shares	10,656,827	282,776	(837,856)	101,904	10,203,651	—	—	10,652,396
Columbia U.S. Government Mortgage Fund, Class I Shares	102,602,529	2,901,411	(8,543,721)	(39,740)	96,920,479	—	2,272,095	95,809,853
Columbia U.S. Treasury Index Fund, Class I Shares	11,194,137	24,723,960	(753,102)	(36,744)	35,128,251	—	116,814	34,659,636
Total	659,594,202	157,622,467	(192,529,199)	6,701,640	631,389,110	194,528	8,971,871	642,536,865

(b)                                     Non-income producing investment.

(c)                                     The rate shown is the seven-day current annualized yield at October 31, 2015.

(d)                                     At October 31, 2015, the cost of securities for federal income tax purposes was approximately $640,917,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,625,000
Unrealized Depreciation	(13,256,000)
Net Unrealized Appreciation	$11,369,000

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD                         Australian Dollar

CHF                         Swiss Franc

EUR                         Euro

GBP                         British Pound

ILS                                Israeli Shekel

JPY                            Japanese Yen

NOK                        Norwegian Krone

SEK                           Swedish Krona

USD                         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	201,415,271	—	—	201,415,271
Fixed-Income Funds	363,461,622	—	—	363,461,622
Alternative Investment Funds	34,531,967	—	—	34,531,967
Common Stocks
Consumer Discretionary	552,867	765,250	—	1,318,117
Consumer Staples	139,638	689,435	—	829,073
Energy	106,076	291,628	—	397,704
Financials	996,081	1,536,980	—	2,533,061
Health Care	598,205	699,064	—	1,297,269
Industrials	461,901	749,611	—	1,211,512
Information Technology	705,924	255,067	—	960,991
Materials	138,627	384,146	—	522,773
Telecommunication Services	43,972	253,745	—	297,717
Utilities	157,109	223,515	—	380,624
Total Common Stocks	3,900,400	5,848,441	—	9,748,841
Money Market Funds	—	43,128,005	—	43,128,005
Total Investments	603,309,260	48,976,446	—	652,285,706
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,934	—	4,934
Futures Contracts	1,238,610	—	—	1,238,610
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,819)	—	(4,819)
Futures Contracts	(176,775)	—	—	(176,775)
Total	604,371,095	48,976,561	—	653,347,656

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation and/or fund per share market values which are not considered publically available.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	81,183,164	81,183,164	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Global Strategic Equity Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 86.1%
Dividend Income 13.3%
Columbia Dividend Income Fund, Class I Shares (a)	1,641,769	$31,013,005
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	3,845,133	65,751,776
Total		96,764,781
International 51.8%
Columbia Asia Pacific ex-Japan Fund, Class I Shares (a)	1,185,263	15,396,565
Columbia Emerging Markets Fund, Class I Shares (a)	4,275,064	39,373,337
Columbia European Equity Fund, Class I Shares (a)	9,088,772	63,530,515
Columbia Global Energy and Natural Resources Fund, Class I Shares (a)(b)	2,192,284	36,128,836
Columbia Global Equity Value Fund, Class I Shares (a)	1,842,553	21,521,021
Columbia Global Infrastructure Fund, Class I Shares (a)	1,861,312	29,110,929
Columbia Global Technology Growth Fund, Class I Shares (a)(b)	2,565,088	54,944,189
Columbia International Opportunities Fund, Class I Shares (a)(b)	2,159,524	29,909,413
Columbia Overseas Value Fund, Class I Shares (a)	2,556,251	21,830,381
Columbia Select Global Equity Fund, Class I Shares (a)	6,514,051	65,596,492
Total		377,341,678
U.S. Large Cap 17.1%
Columbia Contrarian Core Fund, Class I Shares (a)	1,911,334	42,813,883
Columbia Large Cap Growth Fund, Class I Shares (a)	1,054,418	39,951,905
Columbia Disciplined Core Fund, Class I Shares (a)	2,501,689	25,016,887
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	927,853	16,757,032
Total		124,539,707
U.S. Small Cap 3.9%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,040,468	28,727,322
Total Equity Funds (Cost: $642,597,707)		$627,373,488

	Shares	Value

Fixed-Income Funds 3.9%
Convertible 3.9%
Columbia Convertible Securities Fund, Class I Shares (a)	1,608,998	$28,978,053
Total Fixed-Income Funds (Cost: $23,952,394)		$28,978,053

Exchange-Traded Funds 2.2%
Financial Select Sector SPDR Fund	623,746	15,019,804
WisdomTree Japan Hedged Equity Fund	15,757	839,690
Total Exchange-Traded Funds (Cost: $16,361,231)		$15,859,494

Issuer	Shares	Value

Common Stocks 7.6%
CONSUMER DISCRETIONARY 1.6%
Automobiles 0.9%
Fuji Heavy Industries Ltd.	67,400	2,606,602
Mazda Motor Corp.	53,100	1,042,315
Toyota Motor Corp.	51,700	3,167,372
Total		6,816,289
Household Durables 0.3%
Sony Corp.	69,600	1,978,410
Leisure Products 0.2%
Shimano, Inc.	6,400	1,008,439
Media 0.2%
Daiichikosho Co., Ltd.	51,200	1,707,624
TOTAL CONSUMER DISCRETIONARY		11,510,762
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.4%
San-A Co., Ltd.	34,600	1,469,313
Tsuruha Holdings, Inc.	21,200	1,679,550
Total		3,148,863
Personal Products 0.1%
Kao Corp.	15,800	811,162
TOTAL CONSUMER STAPLES		3,960,025

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 1.7%
Banks 0.9%
Aozora Bank Ltd.	401,000	$1,465,678
Japan Post Bank Co., Ltd. (c)	34,400	441,866
Japan Post Holdings Co., Ltd. (c)	52,900	642,235
Mitsubishi UFJ Financial Group, Inc.	424,200	2,743,528
Sumitomo Mitsui Financial Group, Inc.	37,500	1,496,013
Total		6,789,320
Diversified Financial Services 0.3%
ORIX Corp.	149,100	2,177,424
Insurance 0.2%
Japan Post Insurance Co., Ltd. (c)	26,200	503,721
Tokio Marine Holdings, Inc.	26,200	1,009,530
Total		1,513,251
Real Estate Investment Trusts (REITs) 0.1%
Invincible Investment Corp.	1,560	924,978
Real Estate Management & Development 0.2%
Relo Holdings, Inc. (b)	12,100	1,301,050
TOTAL FINANCIALS		12,706,023
HEALTH CARE 0.8%
Biotechnology 0.1%
PeptiDream, Inc. (b)	20,300	479,472
Health Care Equipment & Supplies 0.5%
Hoya Corp.	46,600	1,923,032
Nakanishi, Inc.	18,300	623,965
Sysmex Corp.	17,200	983,131
Total		3,530,128
Health Care Technology 0.1%
M3, Inc.	35,300	684,189
Pharmaceuticals 0.1%
Astellas Pharma, Inc.	85,200	1,236,634
TOTAL HEALTH CARE		5,930,423
INDUSTRIALS 1.5%
Construction & Engineering 0.2%
Raito Kogyo Co., Ltd. (b)	140,400	1,342,708
Electrical Equipment 0.1%
Nidec Corp.	9,200	693,276

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.4%
Hoshizaki Electric Co., Ltd.	24,000	$1,735,399
Shinmaywa Industries Ltd. (b)	82,000	895,180
Total		2,630,579
Professional Services 0.4%
Nihon M&A Center, Inc.	25,900	1,068,332
Tanseisha Co., Ltd.	105,700	778,939
Temp Holdings Co., Ltd.	88,400	1,319,797
Total		3,167,068
Road & Rail 0.1%
Central Japan Railway Co.	6,400	1,167,445
Trading Companies & Distributors 0.3%
ITOCHU Corp.	172,000	2,152,233
TOTAL INDUSTRIALS		11,153,309
INFORMATION TECHNOLOGY 0.6%
Electronic Equipment, Instruments & Components 0.6%
Alps Electric Co., Ltd.	54,900	1,704,051
Keyence Corp.	4,400	2,290,677
Total		3,994,728
IT Services —%
Otsuka Corp.	5,900	285,205
TOTAL INFORMATION TECHNOLOGY		4,279,933
MATERIALS 0.2%
Chemicals 0.2%
Nitto Denko Corp.	17,200	1,102,940
TOTAL MATERIALS		1,102,940
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	62,200	2,280,339
Wireless Telecommunication Services 0.4%
KDDI Corp.	100,900	2,441,612
SoftBank Group Corp.	5,800	324,962
Total		2,766,574
TOTAL TELECOMMUNICATION SERVICES		5,046,913
Total Common Stocks (Cost: $56,252,196)		$55,690,328

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.159% (a)(d)	2,731,701	$2,731,701
Total Money Market Funds (Cost: $2,731,701)		$2,731,701

Total Investments (Cost: $741,895,229) (e)	$730,633,064(f)
Other Assets & Liabilities, Net	(1,789,503)
Net Assets	$728,843,561

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Asia Pacific ex-Japan Fund, Class I Shares	—	18,430,643	(1,266,685)	(92,115)	17,071,843	—	—	15,396,565
Columbia Contrarian Core Fund, Class I Shares	58,147,811	2	(34,822,202)	15,343,435	38,669,046	—	—	42,813,883
Columbia Convertible Securities Fund, Class I Shares	40,390,970	2,159,481	(25,464,618)	6,866,561	23,952,394	1,103,592	1,055,646	28,978,053
Columbia Dividend Income Fund, Class I Shares	71,248,036	1,565,099	(68,675,591)	21,685,632	25,823,176	—	1,564,657	31,013,005
Columbia Dividend Opportunity Fund, Class I Shares	56,281,445	1,182,473	(64,973,739)	7,509,821	—	—	1,175,202	—
Columbia Emerging Markets Fund, Class I Shares	37,956,119	6,079,189	(1,237,277)	(75,708)	42,722,323	—	—	39,373,337
Columbia European Equity Fund, Class I Shares	—	71,143,000	(4,721,683)	(68,754)	66,352,563	—	—	63,530,515
Columbia Flexible Capital Income Fund, Class I Shares	43,272,274	933,960	(48,849,562)	4,643,328	—	—	914,486	—
Columbia Global Dividend Opportunity Fund, Class I Shares	60,079,324	19,162,130	(6,121,224)	(956,965)	72,163,265	—	1,464,083	65,751,776
Columbia Global Energy and Natural Resources Fund, Class I Shares	37,672,603	7,800,172	(770,955)	(198,991)	44,502,829	—	—	36,128,836
Columbia Global Equity Value Fund, Class I Shares	—	23,873,272	(1,368,254)	(62,138)	22,442,880	—	127,271	21,521,021
Columbia Global Infrastructure Fund, Class I Shares	41,606,420	—	(4,460,380)	(1,180,961)	35,965,079	—	—	29,110,929
Columbia Global Technology Growth Fund, Class I Shares	—	55,228,802	(3,109,547)	(4,081)	52,115,174	—	—	54,944,189
Columbia International Opportunities Fund, Class I Shares	—	34,110,561	(2,503,917)	(77,870)	31,528,774	—	—	29,909,413
Columbia Large Cap Growth Fund, Class I Shares	18,786,735	18,772,002	(5,476,810)	1,680,109	33,762,036	—	—	39,951,905
Columbia Disciplined Core Fund, Class I Shares	10,013,902	11,297,014	(3,261,717)	1,355,068	19,404,267	—	—	25,016,887
Columbia Disciplined Growth Fund, Class I Shares	34,931,708	2,646	(38,859,534)	3,925,180	—	—	—	—
Columbia Mid Cap Growth Fund, Class I Shares	50,713,121	17,724	(53,560,620)	2,829,775	—	—	—	—
Columbia Overseas Value Fund, Class I Shares	—	47,506,000	(22,939,576)	(1,766,508)	22,799,916	—	—	21,830,381
Columbia Pacific/Asia Fund, Class I Shares	12,792,594	104,254	(16,195,078)	3,298,230	—	41,554	51,874	—
Columbia Real Estate Equity Fund, Class I Shares	26,170,810	1,301,644	(29,933,757)	2,461,303	—	979,351	322,294	—
Columbia Select Global Equity Fund, Class I Shares	—	70,952,322	(4,584,008)	(60,842)	66,307,472	—	—	65,596,492
Columbia Select Large Cap Equity Fund, Class I Shares	26,594,087	2,344,634	(26,259,515)	(2,679,206)	—	2,056,864	274,901	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Select Large Cap Growth Fund, Class I Shares	56,635,538	4,060,914	(63,796,304)	19,863,662	16,763,810	4,011,844	—	16,757,032
Columbia Short-Term Cash Fund	—	66,218,900	(63,487,199)	—	2,731,701	—	1,085	2,731,701
Columbia Small Cap Growth Fund I, Class I Shares	47,276,556	38,179	(12,946,195)	(165,286)	34,203,254	—	—	28,727,322
Total	730,570,053	464,285,017	(609,645,947)	84,072,679	669,281,802	8,193,205	6,951,499	659,083,242

(b)	Non-income producing investment.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $1,587,822, which represents 0.22% of net assets.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(e)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $741,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,354,000
Unrealized Depreciation	(41,616,000)
Net Unrealized Depreciation	$(11,262,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	627,373,488	—	—	627,373,488
Fixed-Income Funds	28,978,053	—	—	28,978,053
Exchange-Traded Funds	15,859,494	—	—	15,859,494
Common Stocks
Consumer Discretionary	—	11,510,762	—	11,510,762
Consumer Staples	—	3,960,025	—	3,960,025
Financials	—	11,118,201	1,587,822	12,706,023
Health Care	—	5,930,423	—	5,930,423
Industrials	—	11,153,309	—	11,153,309
Information Technology	—	4,279,933	—	4,279,933
Materials	—	1,102,940	—	1,102,940
Telecommunication Services	—	5,046,913	—	5,046,913
Total Common Stocks	—	54,102,506	1,587,822	55,690,328
Money Market Funds	—	2,731,701	—	2,731,701
Total Investments	672,211,035	56,834,207	1,587,822	730,633,064

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt or offer price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015